Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005486
Shareholder Report [Line Items]
Fund Name	Retirement 2010 Fund
Class Name	Investor Class
Trading Symbol	TRRAX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2010 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2010 Fund - Investor Class	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2010 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,584	9,945	9,677
2015	9,748	9,988	9,846
2016	9,442	10,164	9,603
2016	9,990	10,299	10,029
2016	10,332	10,539	10,302
2016	10,213	10,205	10,196
2017	10,648	10,308	10,543
2017	10,934	10,462	10,775
2017	11,171	10,591	10,956
2017	11,439	10,533	11,239
2018	11,499	10,360	11,261
2018	11,505	10,423	11,320
2018	11,720	10,480	11,545
2018	11,379	10,391	11,239
2019	11,731	10,689	11,509
2019	11,861	11,090	11,624
2019	12,319	11,546	12,056
2019	12,661	11,513	12,383
2020	12,566	11,937	12,287
2020	12,552	12,134	12,430
2020	13,553	12,293	13,159
2020	14,054	12,351	13,534
2021	14,588	12,102	13,790
2021	15,225	12,085	14,250
2021	15,633	12,283	14,590
2021	15,437	12,209	14,473
2022	14,959	11,782	14,108
2022	14,190	11,091	13,466
2022	13,689	10,868	13,092
2022	13,823	10,641	13,203
2023	13,825	10,637	13,284
2023	14,045	10,854	13,527
2023	14,475	10,738	13,783
2023	14,605	10,767	13,893
2024	15,459	10,991	14,532
2024	15,803	10,995	14,772
2024	16,502	11,522	15,469
2024	16,847	11,507	15,645
2025	16,896	11,629	15,783
2025	17,015	11,596	15,967

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2010 Fund (Investor Class)	7.67%	6.27%	5.46%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date 2010 Index (Strategy Benchmark)	8.09	5.14	4.79

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,332,245,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 13,938,000
InvestmentCompanyPortfolioTurnover	16.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,332,245 Number of Portfolio Holdings27
Holdings [Text Block]
Domestic Bond Funds	37.4%
Domestic Equity Funds	32.6
International Bond Funds	13.8
International Equity Funds	12.0
Short-Term and Other	4.2

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	15.8%
T. Rowe Price New Income Fund	15.2
T. Rowe Price Value Fund	6.4
T. Rowe Price Growth Stock Fund	6.1
T. Rowe Price International Bond Fund (USD Hedged)	5.9
T. Rowe Price Hedged Equity Fund	4.6
T. Rowe Price U.S. Large-Cap Core Fund	4.4
T. Rowe Price International Value Equity Fund	3.7
T. Rowe Price Dynamic Global Bond Fund	3.5
T. Rowe Price Overseas Stock Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005487
Shareholder Report [Line Items]
Fund Name	Retirement 2010 Fund
Class Name	Advisor Class
Trading Symbol	PARAX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2010 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2010 Fund - Advisor Class	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2010 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,582	9,945	9,677
2015	9,741	9,988	9,846
2016	9,428	10,164	9,603
2016	9,972	10,299	10,029
2016	10,304	10,539	10,302
2016	10,178	10,205	10,196
2017	10,603	10,308	10,543
2017	10,882	10,462	10,775
2017	11,109	10,591	10,956
2017	11,370	10,533	11,239
2018	11,424	10,360	11,261
2018	11,424	10,423	11,320
2018	11,632	10,480	11,545
2018	11,286	10,391	11,239
2019	11,628	10,689	11,509
2019	11,751	11,090	11,624
2019	12,201	11,546	12,056
2019	12,528	11,513	12,383
2020	12,427	11,937	12,287
2020	12,398	12,134	12,430
2020	13,386	12,293	13,159
2020	13,869	12,351	13,534
2021	14,384	12,102	13,790
2021	15,008	12,085	14,250
2021	15,398	12,283	14,590
2021	15,195	12,209	14,473
2022	14,718	11,782	14,108
2022	13,948	11,091	13,466
2022	13,452	10,868	13,092
2022	13,576	10,641	13,203
2023	13,570	10,637	13,284
2023	13,777	10,854	13,527
2023	14,182	10,738	13,783
2023	14,300	10,767	13,893
2024	15,132	10,991	14,532
2024	15,461	10,995	14,772
2024	16,128	11,522	15,469
2024	16,457	11,507	15,645
2025	16,509	11,629	15,783
2025	16,605	11,596	15,967

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2010 Fund (Advisor Class)	7.40%	6.02%	5.20%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date 2010 Index (Strategy Benchmark)	8.09	5.14	4.79

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,332,245,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 13,938,000
InvestmentCompanyPortfolioTurnover	16.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,332,245 Number of Portfolio Holdings27
Holdings [Text Block]
Domestic Bond Funds	37.4%
Domestic Equity Funds	32.6
International Bond Funds	13.8
International Equity Funds	12.0
Short-Term and Other	4.2

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	15.8%
T. Rowe Price New Income Fund	15.2
T. Rowe Price Value Fund	6.4
T. Rowe Price Growth Stock Fund	6.1
T. Rowe Price International Bond Fund (USD Hedged)	5.9
T. Rowe Price Hedged Equity Fund	4.6
T. Rowe Price U.S. Large-Cap Core Fund	4.4
T. Rowe Price International Value Equity Fund	3.7
T. Rowe Price Dynamic Global Bond Fund	3.5
T. Rowe Price Overseas Stock Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005488
Shareholder Report [Line Items]
Fund Name	Retirement 2010 Fund
Class Name	R Class
Trading Symbol	RRTAX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2010 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2010 Fund - R Class	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2010 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,579	9,945	9,677
2015	9,728	9,988	9,846
2016	9,413	10,164	9,603
2016	9,948	10,299	10,029
2016	10,276	10,539	10,302
2016	10,138	10,205	10,196
2017	10,557	10,308	10,543
2017	10,831	10,462	10,775
2017	11,045	10,591	10,956
2017	11,301	10,533	11,239
2018	11,343	10,360	11,261
2018	11,337	10,423	11,320
2018	11,538	10,480	11,545
2018	11,186	10,391	11,239
2019	11,513	10,689	11,509
2019	11,628	11,090	11,624
2019	12,069	11,546	12,056
2019	12,388	11,513	12,383
2020	12,275	11,937	12,287
2020	12,246	12,134	12,430
2020	13,214	12,293	13,159
2020	13,680	12,351	13,534
2021	14,177	12,102	13,790
2021	14,781	12,085	14,250
2021	15,161	12,283	14,590
2021	14,952	12,209	14,473
2022	14,470	11,782	14,108
2022	13,706	11,091	13,466
2022	13,205	10,868	13,092
2022	13,319	10,641	13,203
2023	13,301	10,637	13,284
2023	13,507	10,854	13,527
2023	13,888	10,738	13,783
2023	14,005	10,767	13,893
2024	14,803	10,991	14,532
2024	15,117	10,995	14,772
2024	15,767	11,522	15,469
2024	16,072	11,507	15,645
2025	16,111	11,629	15,783
2025	16,195	11,596	15,967

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2010 Fund (R Class)	7.13%	5.75%	4.94%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
S&P Target Date 2010 Index (Strategy Benchmark)	8.09	5.14	4.79

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,332,245,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 13,938,000
InvestmentCompanyPortfolioTurnover	16.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,332,245 Number of Portfolio Holdings27
Holdings [Text Block]
Domestic Bond Funds	37.4%
Domestic Equity Funds	32.6
International Bond Funds	13.8
International Equity Funds	12.0
Short-Term and Other	4.2

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	15.8%
T. Rowe Price New Income Fund	15.2
T. Rowe Price Value Fund	6.4
T. Rowe Price Growth Stock Fund	6.1
T. Rowe Price International Bond Fund (USD Hedged)	5.9
T. Rowe Price Hedged Equity Fund	4.6
T. Rowe Price U.S. Large-Cap Core Fund	4.4
T. Rowe Price International Value Equity Fund	3.7
T. Rowe Price Dynamic Global Bond Fund	3.5
T. Rowe Price Overseas Stock Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244819
Shareholder Report [Line Items]
Fund Name	Retirement 2010 Fund
Class Name	I Class
Trading Symbol	TRPUX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2010 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2010 Fund - I Class	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2010 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  Conversely, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s smaller allocation to U.S. large-cap equities versus small- and mid-cap equities compared with the benchmark also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	514,075	512,174	513,650
2/29/24	544,623	522,826	537,249
5/31/24	557,110	523,046	546,132
8/31/24	581,715	548,095	571,903
11/30/24	594,201	547,386	578,397
2/28/25	596,599	553,193	583,525
5/31/25	600,816	551,599	590,292

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/13/23
Retirement 2010 Fund (I Class)	7.85%	12.61%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	6.56
S&P Target Date 2010 Index (Strategy Benchmark)	8.09	11.33

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 3,332,245,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 13,938,000
InvestmentCompanyPortfolioTurnover	16.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$3,332,245 Number of Portfolio Holdings27
Holdings [Text Block]
Domestic Bond Funds	37.4%
Domestic Equity Funds	32.6
International Bond Funds	13.8
International Equity Funds	12.0
Short-Term and Other	4.2

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	15.8%
T. Rowe Price New Income Fund	15.2
T. Rowe Price Value Fund	6.4
T. Rowe Price Growth Stock Fund	6.1
T. Rowe Price International Bond Fund (USD Hedged)	5.9
T. Rowe Price Hedged Equity Fund	4.6
T. Rowe Price U.S. Large-Cap Core Fund	4.4
T. Rowe Price International Value Equity Fund	3.7
T. Rowe Price Dynamic Global Bond Fund	3.5
T. Rowe Price Overseas Stock Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless